Net fee and commission income (Tables)	3 Months Ended
Jun. 30, 2020
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income

	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Fee and commission income
Underwriting fees	257	203	224	460	404
of which: equity underwriting fees	123	106	118	230	166
of which: debt underwriting fees	133	97	105	230	238
M&A and corporate finance fees	117	218	296	335	413
Brokerage fees	959	1,245	826	2,204	1,654
Investment fund fees	1,197	1,295	1,196	2,492	2,373
Portfolio management and related services	1,813	2,059	1,915	3,872	3,719
Other	387	462	451	848	911
Total fee and commission income[1]	4,730	5,481	4,908	10,211	9,474
of which: recurring	2,980	3,341	3,136	6,321	6,134
of which: transaction-based	1,675	2,102	1,749	3,776	3,290
of which: performance-based	75	39	23	114	50
Fee and commission expense
Brokerage fees paid	63	86	88	149	168
Distribution fees paid	144	156	142	300	284
Other	212	214	203	426	390
Total fee and commission expense	419	456	434	875	842
Net fee and commission income	4,311	5,025	4,474	9,336	8,631
of which: net brokerage fees	896	1,158	738	2,055	1,486
1 Reflects third-party fee and commission income for the second quarter of 2020 of USD 2,809 million for Global Wealth Management (first quarter of 2020: USD 3,384 million; second quarter of 2019: USD 2,946 million), USD 313 million for Personal & Corporate Banking (first quarter of 2020: USD 354 million; second quarter of 2019: USD 327 million), USD 700 million for Asset Management (first quarter of 2020: USD 702 million; second quarter of 2019: USD 647 million), USD 872 million for the Investment Bank (first quarter of 2020: USD 1,008 million; second quarter of 2019: USD 962 million) and USD 36 million for Group Functions (first quarter of 2020: USD 33 million; second quarter of 2019: USD 25 million).